Revenues (Details) - Schedule of Company’s Revenues Recognition	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Company’s Revenues Recognition [Line Items]
Changes in revenues	$ (552,096)
Percentage of revenues	(4.40%)	(4.40%)
Total revenues	$ 11,980,435	$ 1,530,870	$ 12,532,531
Changes in total revenues	$ (552,096)
Percentage of total revenues	(4.40%)	(4.40%)
Transferred at Point in Time [Member]
Schedule of Company’s Revenues Recognition [Line Items]
Revenues	$ 2,030,365	$ 259,442	2,397,398
Changes in revenues	$ (367,033)
Percentage of revenues	(15.30%)	(15.30%)
Changes in total revenues	$ (367,033)
Percentage of total revenues	(15.30%)	(15.30%)
Transferred over Time [Member]
Schedule of Company’s Revenues Recognition [Line Items]
Revenues	$ 9,950,070	$ 1,271,428	$ 10,135,133
Changes in revenues	$ (185,063)
Percentage of revenues	(1.80%)	(1.80%)
Changes in total revenues	$ (185,063)
Percentage of total revenues	(1.80%)	(1.80%)